Restatement of Previously Issued Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 51,272		$ 200,500	$ 281,081				$ 63,232
Accounts receivable, net of allowances	23,934			30,605				12,252
Inventories	17,852			10,267				6,483
Prepaid expenses and other current assets	34,529			21,579				6,213
Total current assets	127,587			343,532				88,180
Property and equipment, net	262,549							282,560
Restricted cash	16,444			16,462				10,461
Deposits with supplier				7,566				1,084
Other assets				21,927				7,862
Total assets	452,933			679,066				390,147
Current liabilities:
Accounts payable	15,232			24,186				14,562
Accrued expenses and other current liabilities				57,986				42,150
Accrued compensation	11,430			9,508				10,827
Deferred revenue	7,677			11,460				2,649
Debt, current	1,470			1,470				247,248
Total current liabilities	89,121			104,610				317,436
Debt, non-current	13,225			13,960				15,430
Redeemable convertible preferred stock warrant liability				0				12,323
Other liabilities	41,068			50,537				56,844
Total liabilities	165,159			199,728				402,033
Redeemable convertible preferred stock				0	$ 0	$ 0	$ 0	1,812,678	$ 1,812,724	$ 1,512,915
Stockholders' equity (deficit):
Additional paid-in-capital	2,792,406			2,736,647				89,789
Accumulated deficit	(2,504,654)			(2,257,331)				(1,914,353)
Total stockholders' equity (deficit)	287,774	$ 349,689	$ 414,434	479,338	$ 532,845	$ 604,527	$ 677,942	(1,824,564)	$ (1,604,271)	(1,321,981)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)	$ 452,933			$ 679,066				390,147
As Previously Reported
Current assets:
Cash and cash equivalents								63,232
Accounts receivable, net of allowances								12,252
Inventories								6,483
Prepaid expenses and other current assets								6,881
Total current assets								88,848
Property and equipment, net								282,560
Restricted cash								10,461
Deposits with supplier								1,084
Other assets								7,862
Total assets								390,815
Current liabilities:
Accounts payable								14,562
Accrued expenses and other current liabilities								36,480
Accrued compensation								14,665
Deferred revenue								2,111
Debt, current								247,248
Total current liabilities								315,066
Debt, non-current								15,430
Redeemable convertible preferred stock warrant liability								12,323
Other liabilities								36,731
Total liabilities								379,550
Redeemable convertible preferred stock								1,812,678		1,512,915
Stockholders' equity (deficit):
Additional paid-in-capital								89,789
Accumulated deficit								(1,891,202)
Total stockholders' equity (deficit)								(1,824,564)		(1,321,981)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)								390,815
As Previously Reported
Stockholders' equity (deficit):
Total stockholders' equity (deficit)								(1,801,413)
Investigation Adjustments
Current assets:
Cash and cash equivalents								0
Accounts receivable, net of allowances								0
Inventories								0
Prepaid expenses and other current assets								0
Total current assets								0
Property and equipment, net								0
Restricted cash								0
Deposits with supplier								0
Other assets								0
Total assets								0
Current liabilities:
Accounts payable								0
Accrued expenses and other current liabilities								4,849
Accrued compensation								0
Deferred revenue								0
Debt, current								0
Total current liabilities								4,849
Debt, non-current								0
Redeemable convertible preferred stock warrant liability								0
Other liabilities								20,113
Total liabilities								24,962
Redeemable convertible preferred stock								0
Stockholders' equity (deficit):
Additional paid-in-capital								0
Accumulated deficit								(24,962)		$ (7,100)
Total stockholders' equity (deficit)								(24,962)
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)								0
Other Adjustments
Current assets:
Cash and cash equivalents								0
Accounts receivable, net of allowances								0
Inventories								0
Prepaid expenses and other current assets								(668)
Total current assets								(668)
Property and equipment, net								0
Restricted cash								0
Deposits with supplier								0
Other assets								0
Total assets								(668)
Current liabilities:
Accounts payable								0
Accrued expenses and other current liabilities								821
Accrued compensation								(3,838)
Deferred revenue								538
Debt, current								0
Total current liabilities								(2,479)
Debt, non-current								0
Redeemable convertible preferred stock warrant liability								0
Other liabilities								0
Total liabilities								(2,479)
Redeemable convertible preferred stock								0
Stockholders' equity (deficit):
Additional paid-in-capital								0
Accumulated deficit								1,811
Total stockholders' equity (deficit)								1,811
Total liabilities, redeemable convertible preferred stock, and stockholders’ equity (deficit)								$ (668)